LEASES - Minimum payments lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	$ 2,572,685	$ 2,624,184
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	1,096	2,054
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	2,503,940	2,567,169
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	289	603
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	67,360	54,358
Less than 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	6,050	6,703
Less than 1 year | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	5,890	5,697
Less than 1 year | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	160
Less than 1 year | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities		1,006
1 to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	90,390	50,708
1 to 3 years | Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	1,096	1,002
1 to 3 years | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	56,726	45,492
1 to 3 years | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	129	458
1 to 3 years | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	32,439	3,756
3 to 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	68,266	107,466
3 to 5 years | Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities		1,052
3 to 5 years | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	46,573	71,088
3 to 5 years | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities		145
3 to 5 years | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	21,693	35,181
Greater than 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	2,407,979	2,459,307
Greater than 5 years | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	2,394,751	2,444,892
Greater than 5 years | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total minimum payments lease liabilities	$ 13,228	$ 14,415